CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consist of the following:

	December 31,
	2022	2021

Balance at beginning of year	$227,371	$532,456
Additions	664,259	106,493
Recognized to revenue during the year	(26,962)	(409,495)
Exchange adjustment	2,464	(2,083)
Balance at end of year	$867,132	$227,371